CIRR-system - Subclassifications of financial information (Details) - SEK SEK in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Comprehensive income
Loans outstanding		SEK 224,833		SEK 252,948
Government noted bonds		4,382		3,687
Interest revenues		3,896		3,188		SEK 2,835
Interest expenses		(2,213)		(1,441)		(1,173)
Net interest revenues		1,683		1,747		1,662
Total comprehensive income	[1]	672		664		1,049
Financial position for CIRR-system
Cash and cash equivalents		1,231	[2]	7,054	[2]	2,258	[2]	SEK 7,099
Derivatives		7,803		12,005
Other assets		3,556		4,167
Prepaid expenses and accrued revenues		2,091		2,184
Total assets		264,392		299,442
Derivatives		16,480		22,072
Accrued expenses and prepaid revenues		2,063		2,036
Equity		17,574	[3],[4]	17,136	[3],[4]	16,828	[3],[4]	SEK 16,157
Total liabilities and equity		264,392		299,442
CIRR-System
Comprehensive income
Loans outstanding		754		991
Government noted bonds		48		53		52
Interest revenues		1,343		1,185		1,222
Interest expenses		(1,115)		(961)		(951)
Net interest revenues		228		224		271
Interest compensation		26		121		13
Foreign exchange effects		(6)		4		1
Profit before compensation to SEK		248		349		285
Administrative remuneration to SEK		(123)		(114)		(121)
Operating profit CIRR-system		125		235		164
Reimbursement to (-) / from (+) the State		(125)		(235)		SEK (164)
Financial position for CIRR-system
Cash and cash equivalents		10		55
Loans		49,124		49,802
Derivatives		522		321
Other assets		3,472		3,414
Prepaid expenses and accrued revenues		364		352
Total assets		53,492		53,944
Liabilities		49,252		49,991
Derivatives		3,789		3,576
Accrued expenses and prepaid revenues		451		377
Total liabilities and equity		53,492		53,944
Committed undisbursed loans		69,166		49,080
Binding offers		SEK 628		SEK 2,911

[1]	The entire profit is attributable to the shareholder of the Parent Company.
[2]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date. See Note 11 to the Consolidated Financial Statements.
[3]	See Note 23 to the Consolidated Financial Statements.
[4]	The entire equity is attributable to the shareholder of the Parent Company.